DEBT SECURITIES IN ISSUE (Details) - Narrative - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
The Group
DEBT SECURITIES IN ISSUE (Details) - Narrative [Line Items]
Debt instruments issued	£ 59,293	£ 76,431
The Group | 1 year or over original maturity
DEBT SECURITIES IN ISSUE (Details) - Narrative [Line Items]
Debt instruments issued	40,765	41,762
The Bank
DEBT SECURITIES IN ISSUE (Details) - Narrative [Line Items]
Debt instruments issued	48,109	61,509
The Bank | 1 year or over original maturity
DEBT SECURITIES IN ISSUE (Details) - Narrative [Line Items]
Debt instruments issued	£ 33,582	£ 32,152